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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                  FORM N-PX/A

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                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09819

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                  STATE STREET INSTITUTIONAL INVESTMENT TRUST
              (Exact name of registrant as specified in charter)

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                One Lincoln Street, Boston, Massachusetts 02111
                   (Address of principal executive offices)

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                           Joshua A. Weinberg, Esq.
                      Vice President and Managing Counsel
                          SSGA Funds Management, Inc.
                              One Lincoln Street
                          Boston, Massachusetts 02111
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: (617) 664-7037

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2015 - June 30, 2016

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Explanatory Note

The Registrant is filing this amendment to its Form N-PX for the period ended June 30, 2016 originally filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number: 0001193125-16-697051). The sole purpose of this amendment is to revise the Proxy Voting Record for the State Street Clarion Global Infrastructure & MLP Fund and the State Street Hedged International Developed Equity Index Fund, and include the Proxy Voting Record for the State Street Institutional Tax Free Money Market Fund (which liquidated on December 15, 2015) in the submission. Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

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Item 1 - Proxy Voting Record.

ICA File Number: 811-09819
Reporting Period: 07/01/2015 - 06/30/2016
State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

The State Street Clarion Global Infrastructure & MLP Fund (the "Clarion Global Infrastructure & MLP Fund") invests all of its investable assets in the State Street Clarion Global Infrastructure & MLP Portfolio (the "Clarion Global Infrastructure & MLP Portfolio") of the SSGA Active Trust. There were no matters relating to the Clarion Global Infrastructure & MLP Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Clarion Global Infrastructure & MLP Fund was entitled to vote. The proxy voting record of the Clarion Global Infrastructure & MLP Portfolio is set forth in the SSGA Active Trust's Form N-PX filing for the July 1, 2015 to June 30, 2016 reporting period, which was filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number:0001193125-16-697058).

State Street Institutional Tax Free Money Market Fund

The State Street Institutional Tax Free Money Market Fund (the "Tax Free Money Market Fund") invests all of its investable assets in the State Street Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio") of the State Street Master Funds. There were no matters relating to the Tax Free Money Market Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Tax Free Money Market Fund was entitled to vote. The Tax Free Money Market Portfolio did not hold any securities for which it voted a proxy during the reporting period.

State Street Hedged International Developed Equity Index Fund

Effective April 29, 2016, the State Street Hedged International Developed Equity Index Fund (the "Hedged International Developed Equity Index Fund") invests a portion of its asset in the State Street International Developed Equity Index Portfolio (the "International Developed Equity Index Portfolio"), a series of the State Street Master Funds, as described in the Hedged International Developed Equity Index Fund's prospectus. There were no matters relating to the International Developed Equity Index Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Hedged International Developed Equity Index Fund was entitled to vote. The proxy voting record of the International Developed Equity Index Portfolio is set forth in the State Street Master Funds' Form N-PX filing for the July 1, 2015 to June 30, 2016 reporting period, which was filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number:
0001193125-16-697044).

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:  /s/ Ellen M. Needham
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     Ellen M. Needham
     President

Date: September 21, 2016